Income Taxes - Components of Income (Loss) From Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
United States	$ (42,578)	$ (42,461)	$ (65,071)
Loss before income taxes	(16,774)	(26,841)	(21,877)
CANADA
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Foreign	(578)	5,934	8,602
All Other Foreign
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
Foreign	$ 26,382	$ 9,686	$ 34,592